Notes Receivable - Schedule of Notes Receivable (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Notes Receivable [Abstract]
Notes receivable	$ 5,754,652
Less: allowance for expected credit loss	(1,073,897)
Notes receivable, net	4,680,755
Less: non-current portion	(3,577,717)
Current portion	$ 1,103,038